Expense Example - Innovator Growth-100 Dual Directional 5 Buffer ETF - Quarterly - Innovator Growth-100 Dual Directional 5 Buffer ETF - Quarterly	Jan. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252